Stock Transactions - Narrative (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2016	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Minimum distribution percentage to qualify for REIT taxation status				90.00%		90.00%
Distribution percentage required to avoid paying federal income taxes				100.00%		100.00%
Quarterly cash dividend (in dollars per share)		$ 0.275	$ 1.44
Common stock, dividends, per share per annum, declared (in dollars per share)		$ 1.10				$ 1.30	$ 1.44
Total distributions				$ 24,400	$ 21,200	$ 45,700	$ 59,700
Cash distributions				19,300	17,700	36,800	45,800
Common stock issued under DRIP				5,100	3,500	8,900	13,900
Distributions payable		$ 15,570		$ 16,099	$ 15,570	$ 15,688	$ 6,912		$ 5,834
Share repurchase program, period in force	1 year
Repurchase price percent of NAV per share year one	92.50%
Repurchase price percent of NAV per share year two	95.00%
Repurchase price percent of NAV per share year three	97.50%
Repurchase price percent of NAV per share year four	100.00%
NAV per share (in dollars per share)				$ 17.88		$ 17.88
Common Stock, DRIP (in dollars per share)				$ 18.77		$ 17.94
Repurchase limit percent per fiscal semester	2.50%
Repurchase limit percent per fiscal year	5.00%
Common Stock
Class of Stock [Line Items]
Shares outstanding (in shares)		44,395,816	44,396,346	44,284,833	44,395,816	44,510,051	43,916,815	44,135,659	39,303,710	31,834,072
Distributions payable				$ 12,200		$ 12,200
Common Stock
Class of Stock [Line Items]
Quarterly cash dividend (in dollars per share)		$ 0.275	$ 1.44
Common stock, dividends, per share per annum, declared (in dollars per share)		$ 1.10
Distributions payable						$ 12,200	$ 5,400
Series A Preferred Stock
Class of Stock [Line Items]
Shares outstanding (in shares)				25,567		40,515	40,500
Distributions payable				$ 2,100		$ 3,300	$ 1,500
Series C Preferred Stock
Class of Stock [Line Items]
Shares outstanding (in shares)				1,400		1,400	1,400
Distributions payable				$ 100		$ 100	$ 100